Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 454,557		$ 565,553
Unpaid Principal Balance	510,623		617,765
Related Allowance	18,610	[1]	41,628	[1]
Average Recorded Investment	425,267		471,396
Amount of related allowance included in specific reserves	3,473		15,983
Amount of related allowance included in general reserves	15,137		25,645
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	369,023		424,856
Unpaid Principal Balance	380,838		442,243
Related Allowance	15,137		25,723
Average Recorded Investment	351,865		354,874
Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,783		26,562
Unpaid Principal Balance	13,441		29,404
Related Allowance	1,100		2,981
Average Recorded Investment	15,701		26,403
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,618		38,750
Unpaid Principal Balance	14,707		50,959
Related Allowance	0		8,901
Average Recorded Investment	10,863		38,067
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,817		15,558
Unpaid Principal Balance	16,390		16,066
Related Allowance	2,222		761
Average Recorded Investment	14,140		13,613
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,887		22,945
Unpaid Principal Balance	11,107		23,546
Related Allowance	46		2,462
Average Recorded Investment	9,465		21,214
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	31,076		34,912
Unpaid Principal Balance	40,352		46,378
Related Allowance	105		798
Average Recorded Investment	18,972		15,843
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,335		1,146
Unpaid Principal Balance	31,253		7,365
Related Allowance	0		2
Average Recorded Investment	3,134		603
HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,384		824
Unpaid Principal Balance	1,884		1,800
Related Allowance	0		0
Average Recorded Investment	991		779
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	634		0
Unpaid Principal Balance	651		4
Related Allowance	0		0
Average Recorded Investment	136		0
No Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	80,772		181,576
Unpaid Principal Balance	126,674		233,384
Related Allowance	0		0
Average Recorded Investment	43,952		100,507
No Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	33,883		106,955
Unpaid Principal Balance	38,928		124,342
Related Allowance	0		0
Average Recorded Investment	21,458		49,524
No Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,891		13,726
Unpaid Principal Balance	4,099		16,568
Related Allowance	0		0
Average Recorded Investment	3,339		13,581
No Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
No Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,020		18,000
Unpaid Principal Balance	10,705		30,209
Related Allowance	0		0
Average Recorded Investment	2,548		16,417
No Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,186		1,677
Unpaid Principal Balance	3,376		2,185
Related Allowance	0		0
Average Recorded Investment	1,839		487
No Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,929		8,792
Unpaid Principal Balance	4,929		8,991
Related Allowance	0		0
Average Recorded Investment	1,734		6,935
No Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	23,537		31,190
Unpaid Principal Balance	31,876		42,656
Related Allowance	0		0
Average Recorded Investment	9,651		12,946
No Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,279		1,146
Unpaid Principal Balance	31,197		7,363
Related Allowance	0		0
Average Recorded Investment	3,123		581
No Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	446		90
Unpaid Principal Balance	946		1,066
Related Allowance	0		0
Average Recorded Investment	133		36
No Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	601		0
Unpaid Principal Balance	618		4
Related Allowance	0		0
Average Recorded Investment	127		0
Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	373,785		383,977
Unpaid Principal Balance	383,949		384,381
Related Allowance	18,610	[1]	41,628	[1]
Average Recorded Investment	381,315		370,889
Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	335,140		317,901
Unpaid Principal Balance	341,910		317,901
Related Allowance	15,137		25,723
Average Recorded Investment	330,407		305,350
Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,892		12,836
Unpaid Principal Balance	9,342		12,836
Related Allowance	1,100		2,981
Average Recorded Investment	12,362		12,822
Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,598		20,750
Unpaid Principal Balance	4,002		20,750
Related Allowance	0		8,901
Average Recorded Investment	8,315		21,650
Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,631		13,881
Unpaid Principal Balance	13,014		13,881
Related Allowance	2,222		761
Average Recorded Investment	12,301		13,126
Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,958		14,153
Unpaid Principal Balance	6,178		14,555
Related Allowance	46		2,462
Average Recorded Investment	7,731		14,279
Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,539		3,722
Unpaid Principal Balance	8,476		3,722
Related Allowance	105		798
Average Recorded Investment	9,321		2,897
Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	56		0
Unpaid Principal Balance	56		2
Related Allowance	0		2
Average Recorded Investment	11		22
Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	938		734
Unpaid Principal Balance	938		734
Related Allowance	0		0
Average Recorded Investment	858		743
Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	33		0
Unpaid Principal Balance	33		0
Related Allowance	0		0
Average Recorded Investment	$ 9		$ 0

[1]	Includes $3,473,000 of specific reserves and $15,137,000 included in the general reserves.